Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Useful Lives	Depreciation and amortization of property and equipment are provided using the straight-line method over their expected useful lives, as follows:
Useful life
Bakery production equipment	5-8 years
Office equipment and furniture	3-5 years
Automobiles	5 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2024	2023	2023
Period/Year-end spot rate	US$1=RMB7.1268	US$1=RMB7.2556	US$1=RMB7.0798
Average rate	US$1=RMB7.1074	US$1=RMB6.9263	US$1=RMB7.0748